Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of Cash Flows [Abstract]
Net (loss) income	$ (209,004)	$ 8,998
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of operating lease right-of-use assets	36,645	72,050
Depreciation and amortization	127,266	131,260
Provision for credit losses	17,547	27,919
Deferred income tax benefit	(96,042)	(17,271)
Short-term investments income	(318,735)	(47,500)
Changes in operating assets and liabilities:
Accounts receivable	485,991	1,451,739
Accounts receivable - related parties	72,948	1,078,992
Inventories	(666,880)	546,225
Advance to suppliers - a related party	(629,761)
Prepaid expenses and other current assets	1,230,044	177,882
Other non-current assets	(12,870)
Accounts payable	(744,371)	145,648
Accrued liabilities and other payables	(190,661)	(103,533)
Deferred revenue	(57,317)	(303,500)
Deferred revenue - related parties	61,966	(7,430)
Taxes payable	(23,953)	(516,710)
Operating lease liabilities	(17,235)	(82,740)
Net cash (used in) provided by operating activities	(934,422)	2,562,029
Cash flows from investing activities:
Additions to property, plant and equipment	(1,787,626)	(2,051,134)
Prepayment for business acquisition		(500,000)
Payments for short-term investments	(2,568,600)	(5,280,383)
Redemption of short-term investments	4,578,234	3,642,753
Net cash provided by (used in) investing activities	222,008	(4,188,764)
Cash flows from financing activities:
Net proceeds from short-term bank loans	13,512,263	9,335,497
Repayment of short-term bank loans	(14,939,263)	(4,532,805)
Net proceeds from long-term bank loan	2,825,460
Proceeds from amount due to related parties	692,406	98,397
Net cash provided by financing activities	2,090,866	4,901,089
Effect of exchange rate changes on cash	243,520	(278,643)
Net increase in cash	1,621,972	2,995,711
Cash, beginning of period	7,461,630	8,136,179
Cash, end of period	9,083,602	11,131,890
Supplemental disclosure information:
Cash paid for income tax	37,141	31,633
Cash paid for interest	324,229	208,991
Non-cash operating and investing activities
Payable for purchase of property, plant and equipment	$ 9,362